Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Small Company Fund, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 26, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2022